SHARE-BASED COMPENSATION - Compensation costs (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 58,219,186	¥ 47,218,156	¥ 39,608,915
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	1,224,796	846,833	643,683
Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	15,433,684	13,292,632	9,945,473
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	22,361,742	17,062,024	10,917,637
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	19,198,964	16,016,667	18,102,122
Share options
SHARE-BASED COMPENSATION
Share-based compensation expenses	10,806,985	12,910,801	17,694,698
Share options | Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses		8,318	171,501
Share options | Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	1,936,414	2,235,102	3,012,857
Share options | Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	3,862,189	4,018,126	4,895,748
Share options | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	5,008,382	6,649,255	9,614,592
Restricted share units
SHARE-BASED COMPENSATION
Share-based compensation expenses	47,412,201	34,307,355	21,914,217
Restricted share units | Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expenses	1,224,796	838,515	472,182
Restricted share units | Selling and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	13,497,270	11,057,530	6,932,616
Restricted share units | Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	18,499,553	13,043,898	6,021,889
Restricted share units | General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expenses	¥ 14,190,582	¥ 9,367,412	¥ 8,487,530